SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2020
Property
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	20 years
Office equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years